LOANS TO RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans to Related Parties [Roll Forward]
Beginning balance	$ 10,375	$ 16,047	$ 9,491
Additions	1,297	1,533	7,042
Deductions	(1,073)	(7,205)	(486)
Ending balance	10,599	10,375	16,047
Loans 90 days past due	$ 0	$ 0	$ 0